Stockholders Equity (Details Narrative) - USD ($)																											1 Months Ended																								9 Months Ended	12 Months Ended
	Dec. 13, 2016	Nov. 14, 2016	Nov. 08, 2016	Aug. 12, 2016	Apr. 11, 2016	Mar. 02, 2016	Feb. 12, 2016	Feb. 10, 2016	Dec. 15, 2015	Dec. 08, 2015	Dec. 04, 2015	Dec. 02, 2015	Dec. 01, 2015	Nov. 12, 2015	Nov. 11, 2015	Nov. 09, 2015	Nov. 06, 2015	Nov. 02, 2015	Oct. 13, 2015	Oct. 08, 2015	Sep. 10, 2015	Sep. 03, 2015	Sep. 02, 2015	Aug. 12, 2015	Aug. 04, 2015	Jun. 03, 2015	Dec. 23, 2016	Nov. 22, 2016	Oct. 19, 2016	Jul. 21, 2016	Apr. 19, 2016	Mar. 28, 2016	Mar. 17, 2016	Jan. 29, 2016	Dec. 24, 2015	Nov. 25, 2015	Nov. 17, 2015	Nov. 16, 2015	Oct. 27, 2015	Oct. 26, 2015	Oct. 19, 2015	Sep. 21, 2015	Sep. 18, 2015	Aug. 26, 2015	Aug. 25, 2015	Aug. 17, 2015	Jul. 23, 2015	Jun. 25, 2015	Feb. 24, 2015	Jan. 30, 2015	Dec. 22, 2016	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value																																																				$ 0.001	$ 0.001
Preferred stock, authorized shares																																																				10,000,000	10,000,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																																				$ 2,000
Common stock, par value								$ 0.00001																																												$ 0.00001	$ 0.00001
Common stock, authorized shares																																																				1,000,000,000	1,000,000,000
Common stock issued on debt conversions, Amount																																																				$ 737,716	$ 227,388
Common stock issued on equity line of credit, Amount																																																				143,520
Exercise of cashless warrants at $0.00001 per share, Amount
Shares issued for serttlement of reimbursements, related party, Amount																																																				13,765
Exercise of warrants at $0.00001 per share, related party, Amount																																																				200	40
Debt discount																																																				$ 749,162	$ 175,707
Series A Preferred Stock [Member]
Preferred stock, par value																																																				$ 0.001
Preferred stock, authorized shares																																																				2,000,000
Series A Preferred Stock voting right																																																				100 votes per share
Third Party [Member]
Fair value of common stock							$ 10,800
Common stock issued to a third-party for services, Amount		$ 11,821
Common stock issued to a third-party for services, Shares		2,626,867					600,000
Mr. Najarian [Member]
Fair value of common stock																																$ 9,120
Shares issued for serttlement of reimbursements, related party, Amount																																$ 13,765
Shares issued for serttlement of reimbursements, related party, Shares																																600,000
Chairman, Board of Directors [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																					$ 10
Exercise of warrants at $0.00001 per share, related party, Shares																					1,000,000
Chairman, Board of Directors [Member] | October 1, 2015 [Member]
Exercise of warrants at $0.00001 per share, related party, Amount																																																				$ 30
Exercise of warrants at $0.00001 per share, related party, Shares																																																				3,000,000
Chief Executive Officer [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																		$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																		1,000,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																		$ 0.001
Board of Directors [Member] | Preferred Stock Issuances for Exercise of Preferred Stock Warrants, Related Parties [Member]
Exercise of preferred stock warrants at $0.001 per share, related parties, Amount																																		$ 1,000
Exercise of preferred stock warrants at $0.001 per share, related parties, Shares																																		1,000,000
Board of Directors [Member] | Series A Preferred Stock [Member]
Preferred stock, par value																																		$ 0.001
Cancellation [Member]
Common stock cancelled, Shares																								150,000
Exercise of Common Stock Warrants [Member]
Exercise of cashless warrants at $0.00001 per share, Shares								2,248,846
Cashless exercise of common stock warrants exercised shares								2,250,000
Exercise of Common Stock Warrants [Member] | Chief Executive Officer [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																											$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																											6,000,000		4,000,000
Exercise of Common Stock Warrants [Member] | Board of Directors [Member]
Exercise of cashless warrants at $0.00001 per share, Amount																											$ 60		$ 40
Exercise of cashless warrants at $0.00001 per share, Shares																											6,000,000		4,000,000
First LG Capital Note [Member]
Common stock issued on debt conversions, Amount									$ 16,039	$ 18,094	$ 3,258	$ 5,183			$ 3,716		$ 3,256		$ 4,222						$ 3,835											$ 4,941	$ 3,721			$ 3,630			$ 6,300	$ 6,270		$ 5,215
Common stock issued on debt conversions, Shares									1,762,516	2,794,392	1,526,070	3,022,017			2,259,167		1,979,568		1,076,992						292,181											3,003,665	2,261,963			1,620,522			681,800	446,711		371,556
Principal amount									$ 15,000	$ 16,946	$ 3,054	$ 4,860			$ 3,500		$ 3,070		$ 4,000						$ 3,687											$ 4,640	$ 3,500			$ 3,430			$ 6,000	$ 6,000		$ 5,000
Accured Interest									$ 1,039	$ 1,148	$ 204	$ 323			216		$ 186		$ 222						$ 148											$ 301	$ 221			200			$ 300	$ 270		$ 215
First Adar Bay Note [Member]
Common stock issued on debt conversions, Amount														$ 4,370	$ 4,323	$ 4,322		$ 5,160		$ 6,000		$ 7,000																	$ 4,700	$ 4,480	$ 6,000
Common stock issued on debt conversions, Shares														2,400,940	2,375,275	2,375,000		2,168,067		1,116,799		459,242																	1,839,530	1,753,425	1,284,109
Principal amount														$ 2,115
Accured Interest														$ 2,255
First Typenex Note [Member]
Common stock issued on debt conversions, Amount													$ 7,413			$ 6,234										$ 12,500												$ 5,007		$ 7,700					$ 13,500		$ 13,000	$ 15,000
Common stock issued on debt conversions, Shares													4,441,702			3,510,000										172,812												3,000,000		3,091,128					823,121		260,866	208,719
Principal amount													$ 559
Accured Interest													$ 6,854
First Typenex Note [Member] | October 1, 2015 [Member]
Common stock issued on debt conversions, Amount																																																				$ 13,000
Common stock issued on debt conversions, Shares																																																				2,344,032
Redwood Fund III, Ltd One [Member]
Common stock issued for debt financing, Shares								2,400,000
Fair value of common stock								$ 38,400
Redwood Fund III, Ltd [Member]
Common stock issued for debt financing, Shares								600,000
Fair value of common stock								$ 9,600
Redwood Convertible Note
Common stock issued on debt conversions, Amount																																																			$ 675,494
Common stock issued on debt conversions, Shares																																																			152,837,041
Principal amount																																																			$ 653,771
Accured Interest																																																			$ 21,723
Common stock issued on equity line of credit, Amount	$ 25,000		$ 25,000	$ 39,520																								$ 25,000		$ 29,000
Common stock issued on equity line of credit, Shares	6,250,000		6,097,561	5,200,000																								6,377,551		4,027,778
First JMJ Note [Member]
Common stock issued on debt conversions, Amount					$ 9,744	$ 13,200																									$ 10,238		$ 29,040
Common stock issued on debt conversions, Shares					2,800,000	2,000,000																									3,159,944		4,400,000
Promissory note [Member] | First LG Capital Note [Member]
Debt discount																																																		$ 32,143
Conversion price																																																		$ 0.042
Market price																																																		$ 0.14
Promissory note [Member] | First Adar Bay Note [Member]
Debt discount																																																	$ 20,420
Conversion price																																																	$ 0.0473
Market price																																																	$ 0.14
Promissory note [Member] | JMJ Financial [Member]
Debt discount																							$ 50,000												$ 25,000
Conversion price																							$ 0.0194												$ 0.03262
Market price																							$ 0.032												$ 0.034
Promissory note [Member] | Vis Vires Group, Inc [Member]
Debt discount																																										$ 39,448
Conversion price																																										$ 0.00747
Market price																																										$ 0.016